CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional Paid-in capital CNY (¥)	Retained earnings CNY (¥)	Other Comprehensive Income (Loss) CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2020	¥ 21	¥ 5,417,406	¥ 4,137,542	¥ (74,391)	¥ 512	¥ 9,481,090
Balance (in shares) at Dec. 31, 2020 | shares	304,453,780
Increase (Decrease) in Equity
Issuance of ordinary shares (in shares) | shares	3,310,860
Share-based compensation		126,830				126,830
Other comprehensive income				(15,792)		(15,792)
Net income (loss)			2,895,087		42	2,895,129
Balance at Jun. 30, 2021	¥ 21	5,544,236	7,032,629	(90,183)	554	12,487,257
Balance (in shares) at Jun. 30, 2021 | shares	307,764,640
Balance at Dec. 31, 2020	¥ 21	5,417,406	4,137,542	(74,391)	512	9,481,090
Balance (in shares) at Dec. 31, 2020 | shares	304,453,780
Increase (Decrease) in Equity
Issuance of ordinary shares (in shares) | shares	4,155,822
Share-based compensation		196,371				196,371
Other comprehensive income				(20,227)		(20,227)
Net income (loss)			4,459,164		42	4,459,206
Disposal of a subsidiary		939			(554)	385
Balance at Sep. 30, 2021	¥ 21	5,614,716	8,596,706	(94,618)		14,116,825
Balance (in shares) at Sep. 30, 2021 | shares	308,609,602
Balance at Dec. 31, 2021	¥ 22	5,672,267	9,642,506	(110,932)	12,746	¥ 15,216,609
Balance (in shares) at Dec. 31, 2021 | shares	310,486,975					315,433,018	315,433,018
Increase (Decrease) in Equity
Issuance of ordinary shares (in shares) | shares	1,972,736
Share-based compensation		98,833				¥ 98,833
Dividends to shareholders			(487,097)			(487,097)
Other comprehensive income				43,320		43,320	$ 6,468
Net income (loss)			2,159,337		(10,024)	2,149,313	320,884
Balance at Jun. 30, 2022	¥ 22	5,771,100	11,314,746	(67,612)	2,722	¥ 17,020,978	$ 2,541,165
Balance (in shares) at Jun. 30, 2022 | shares	312,459,711					315,433,018	315,433,018
Balance at Dec. 31, 2021	¥ 22	5,672,267	9,642,506	(110,932)	12,746	¥ 15,216,609
Balance (in shares) at Dec. 31, 2021 | shares	310,486,975					315,433,018	315,433,018
Increase (Decrease) in Equity
Issuance of ordinary shares	¥ 0	0	0	0	0	¥ 0
Issuance of ordinary shares (in shares) | shares	2,035,728
Share-based compensation		148,383				148,383
Dividends to shareholders			(683,416)			(683,416)
Other comprehensive income				80,270		80,270	$ 11,284
Net income (loss)			3,152,172		(14,505)	3,137,667	441,086
Capital injection of non-controlling interest holders to a subsidiary					90,000	90,000
Balance at Sep. 30, 2022	¥ 22	¥ 5,820,650	¥ 12,111,262	¥ (30,662)	¥ 88,241	¥ 17,989,513	$ 2,528,926
Balance (in shares) at Sep. 30, 2022 | shares	312,522,703					315,433,018	315,433,018